Note 13 - Stockholders' Equity (deficit) (Details) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended	12 Months Ended
	Jan. 14, 2016	Nov. 10, 2015	Oct. 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		May 23, 2016	Feb. 11, 2016	Feb. 08, 2016	Nov. 11, 2015	Oct. 10, 2015	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
Stock-based compensation expense				$ 119,125						$ 604,592	$ 904,125		$ 1,012,500
Issuance of common stock, Value											$ 2,900,000	[1]	1,087,400	[2]
Issuance of common stock for compensation, Value													$ 1,012,500
Cannasys Colorado
Percentage of Issued and Outstanding Shares Acqured in Connection with Merger													100.00%
Issuance 1
Issuance of common stock, Value													$ 500,000
Issuance 2
Issuance of common stock, Value													$ 387,400
Accounting Services Rendered
Stock price																	$ 5.00
Stock-based compensation expense						$ 6,250
Stock issued for Accounting Services						1,250
Consulting Services Rendered
Stock price																$ 5.00
Stock-based compensation expense						$ 15,625
Stock issued for Accounting Services						3,125
Common Stock
Stock Issued During Period, Shares, License Agreement											6,614
Issuance of common stock, Shares											500,000	[1]	184,284	[2]
Issuance of common stock, Value											$ 500	[1]	$ 184	[2]
Issuance of common stock for compensation, Shares													33,750
Issuance of common stock for compensation, Value													$ 34
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued													300,000
Merger acquisition, Shares													136,154
Shares Eliminated in Consolidation													80,096
Common Stock | Issuance 1
Issuance of common stock, Shares													50,000
Common Stock | Issuance 2
Issuance of common stock, Shares													32,284
Loyl.Me
Stock price																			$ 6.44	$ 20.80	$ 29.36	$ 40.00
Stock-based compensation expense			$ 25,000				$ 25,000	$ 8,250	$ 50,000
Loyl.Me | Common Stock
Stock Issued During Period, Shares, License Agreement			3,882				1,202	281	1,250
Mile High Brands
Stock price		$ 5.80																$ 5.80
Shares purchased		10,000,000									10,000,000
Business Acquisition, Percentage of Voting Interests Acquired		49.00%																49.00%
Value of Original Investment		$ 2,900,000																$ 2,900,000
Mile High Brands | Common Stock
Shares Issued		500,000									500,000
Convurge, LLC
Stock Issued During Period, Shares, License Agreement						2,500
Stock price	$ 5.60
Stock-based compensation expense						$ 14,000
Convurge, LLC | Common Stock
Stock Issued During Period, Shares, License Agreement	2,500
Brett Harris
Stock Issued During Period, Shares, License Agreement						15,000
Stock price						$ 4.40
Stock-based compensation expense						$ 66,000
Tangiers Investment Group, LLC
Stock price															$ 1.20
Stock-based compensation expense					$ 6,000
Tangiers Investment Group, LLC | Common Stock | Delay of Debt Conversion
Stock Issued During Period, Shares, Conversion of Convertible Securities					5,000
B44
Issuance of common stock, Value													$ 200,000
B44 | Common Stock
Issuance of common stock, Shares										8,804			102,000

[1]	for investment
[2]	for cash